May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:           Jackson National Separate Account IV (Advisor VUL)
File Nos. 333-118131 and 811-09933

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.  This filing is for the second of two prospectuses for this offering of securities.  There is only one statement of additional information used in connection with this offering of securities, which, for purposes of Rule 497, is covered under the Rule 497(j) certification filing for Ultimate Investor VUL (filed concurrently herewith).

If you have any questions, please call me at (517) 367-3872.

Very truly yours,

/s/  FRANK J. JULIAN

Frank J. Julian
Associate General Counsel